Note 5 - Investment in Interest-earning Time Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Investments in Interest-Earning Time Deposits by Contractual Maturity [Table Text Block]
	20 17	20 1 6
Due in one year or less	$761	$2,849
Due after one year through five years	4,118	3,249
Total	$4,879	$6,098